UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM N-1A




REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


     Pre-Effective Amendment No.


     Post-Effective Amendment No.  5



                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Amendment No.  7



                     (Check appropriate box or boxes.)


                           KENILWORTH FUND, INC.
            (Exact Name of Registrant as Specified in Charter)

              Suite 2594, One First National Plaza,
                     Chicago, Illinois  60603
         (Address of Principal Executive Offices)    (Zip Code)

                              (312) 236-5388
                      (Registrant's Telephone Number)

       Mohini C. Pai, Suite 2594, One First National Plaza,
                     Chicago, Illinois  60603
                (Name and Address of Agent for Service)

<D>Pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, the Kenilworth Fund, Inc. is adding to the number or amount of securities of the same class presently registered in its registration statement under the Securities Act of 1933 an indefinite number or amount of securities. Pursuant to Rule 24f-2(b)(2) under the Investment Company Act of 1940, the Kenilworth Fund, Inc. need not file a Rule 24f-2 Notice because the Fund did not sell any securities pursuant to a Rule 24f-2(a)(1) declaration during the Fund's most recent fiscal year.</D>

It is proposed that this filing will become effective (check appropriate box):

x immediately upon filing pursuant to paragraph (b) of Rule 485
___  on (date) pursuant to paragraph (b) of Rule 485
___  60 days after filing pursuant to paragraph (a) of Rule 485
___  on (date) pursuant to paragraph (a) of Rule 485

                          KENILWORTH FUND, INC.

                           Cross Reference Sheet
                          Pursuant to Rule 481(a)
Form N-1A Item No.                                     Location
in Prospectus

PART A

1.   Cover Page..............................Cover Page

2.   Synopsis.............................Fund Expenses

3.   Condensed Financial
     Information............Condensed Financial Information

4.   General Description of
     Registrant.......The Fund;Investment Objective Policies

5.   Management of the
     Fund.............................Management of the Fund

6.   Capital Stock and Other
     Securities.......................How to Purchase Fund
                Shares; Distributions and Taxes;Capital Stock

7.   Purchase of Securities Being
     Offered.......................How to Purchase Fund Shares

8.   Redemption or
     Repurchase.....................How to Redeem Fund Shares

9.   Pending Legal Proceedings..................Not Applicable

PART B

10.  Cover
     Page....................................Cover Page

11.  Table of
     Contents............................Table of Contents

12.  General Information and
     History.................The Fund; Investment Objectives
                                                and Policies

13.  Investment Objectives and
     Policies...........Investment Objectives and Policies

14.  Management of the
     Registrant.....................Management of the Fund

15.  Control Persons and Principal Holders of
     Securities......................Principal Shareholders

16.  Investment Advisory and Other
     Services............................Investment Adviser

17.  Brokerage Allocation and Other
     Practices....................................Brokerage

18.  Capital Stock and Other
     Securities..........................How to Purchase Fund
                 Shares;Distributions and Taxes;Capital Stock

19.  Purchase, Redemption and Pricing of Securities Being
     Offered.......How to Purchase Fund Shares; How to Redeem

                Fund Shares;Determination of Net Asset Value

20.  Tax
     Status....................................Not Applicable

21.  Underwriters..............................Not Applicable

22.  Calculation of Performance
     Data......................................Not Applicable

23.  Financial
     Statements..........................Financial Statements

PART C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           KENILWORTH FUND, INC.
                         One First National Plaza
                                Suite 2594
                         Chicago, Illinois  60603
                        Telephone:  (312) 236-5388


PROSPECTUS                                 May 1,1997

                    The Fund and Investment Objectives
     KENILWORTH FUND, INC. (the "Fund") is a no-load, open-end, non-diversified management investment company. The Fund's objective is long-term capital appreciation which it seeks by investing primarily in a non-diversified portfolio of common stocks, preferred stocks, warrants to purchase common stocks, convertible bonds and fixed-income obligations of corporations and the United States government.

                            Fund Share Purchase
     Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. The Board of Directors has established $10,000 as the minimum initial purchase and $1,000 for subsequent purchases. Related party accounts and retirement accounts require a minimum initial purchase of $5,000 and $1,000 for subsequent purchases.

                          Additional Information
     This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in the form of a
Statement of Additional Information, dated     May 1, 1997    ,
which is incorporated into this Prospectus by reference. A copy of the Statement of Additional Information will be provided upon request by the Fund without charge to each person to whom a Prospectus is delivered. Write to the Fund at One First National Plaza, Suite 2594, Chicago, Illinois 60603 or call, 1-312-236-5388.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE
SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.



          INVESTORS ARE ADVISED TO READ AND RETAIN A COPY OF THIS
                    PROSPECTUS FOR FUTURE REFERENCE.

                             TABLE OF CONTENTS



FUND EXPENSES........................................3

CONDENSED FINANCIAL INFORMATION......................3

THE FUND.............................................4

INVESTMENT OBJECTIVE AND POLICIES....................4

INVESTMENT RESTRICTIONS..............................4

MANAGEMENT OF THE FUND...............................6
     Directors.......................................6
     Investment Adviser..............................6
     Administrative & Management Services............7
     Custodian & Transfer Agent......................7

DETERMINATION OF NET ASSET VALUE.....................7

HOW TO PURCHASE FUND SHARES..........................7

HOW TO REDEEM FUND SHARES............................8

SHAREHOLDER PLANS....................................9
     Dividend Reinvestment Plan......................9

RETIREMENT ACCOUNTS..................................9

DISTRIBUTIONS AND TAXES..............................9
     Distributions...................................9
     Taxes...........................................9

CAPITAL STOCK.......................................10

SHAREHOLDER REPORTS AND MEETINGS....................10

SHARE PURCHASE APPLICATION..........................11

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus
and the Statement of Additional Information dated    May 1,
1997    , and, if given or made, such information or
representations may not be relied upon as having been authorized by the Kenilworth Fund, Inc. This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

                               FUND EXPENSES

     The following information is provided in order to assist you in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. The Fund offers shares to investors on a no-load basis, without any front-end or back-end sales commissions or 12b-1 plan charges.

Shareholder Transaction Expenses
Maximum Sales Load Imposed
     on Purchases........................................None
Maximum Sales Load Imposed
     on Reinvested Dividends.............................None
Deferred Sales Load......................................None
Redemption Fee...........................................None
Exchange Fee.............................................None

Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees..........................................1.0%
12b-1 Fees...............................................None
Other Expenses After Expense Reimbursement.......   0.51%
Total Fund Operating Expenses....................   1.51%


Example:                              1 Year          3 Years

You would pay the
following expenses
on a $1,000
investment, assuming
(1) 5% annual return
and (2) redemption
at the end of each
time period.............................$ 16             $ 50


     The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in the fund will bear directly or indirectly. <D>The "Other Expenses" incurred by the Fund would have been .72% absent expense reimbursement by the Fund's Investment Advisor.</D> The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

                      CONDENSED FINANCIAL INFORMATION

Financial Highlights

     The following table of Financial Highlights of the
Kenilworth Fund, Inc., has been audited by    McGladrey & Pullen,
L.L.P.  Their report dated January 8, 1997, on the Fund's
financial statements for the year ended December 31, 1996    , is
included in the Fund's Annual Report. This table should be read in conjunction with the Fund's financial statements and related notes and the Statement of Additional Information which may be obtained from the Fund.

                                     For the Years ended
                                     December 31,
                                     1996    1995   1994   1993a
Selected Per-Share Data

  Beginning Net Asset Value          $11.93  $9.64  $10.31 $10.00

  Income from Investment Operations
   Investment Income                  0.20    0.23   0.20   0.09
   Expenses                           0.19    0.18   0.16   0.04
     Less Reimbursed Expenses        (0.00)  (0.01) (0.02) (0.00)
   Net Expenses                       0.19    0.17   0.14   0.04
   Net Investment Income              0.01    0.06b  0.06b  0.05
   Net Realized and Unrealized
     Gain (Loss) on Investments       3.51    2.64  (0.67)  0.31
        Total                         3.52    2.70  (0.61)  0.36

     Less Distributions
   From Net Investment Income         0.01   0.06   0.06    0.05
   From Net Realized Gain             0.01   0.35   0.00    0.00
        Total                         0.02   0.41   0.06    0.05

  Ending Net Asset Value            $15.43   $11.93 $9.64  $10.31

Total Return                         29.48%   28.03%(5.95%)7.16%c

Ratios and Supplemental Data
   Net Assets, End of Period
       (in thousands)               $7,222   $5,099 $3,530 $2,840
  Ratio of Expenses
       to Average Net Assets         1.51%    1.69%b 1.70%b 0.52%
  Ratio of Net Investment Income
       to Average Net Assets         0.06%    0.54%b 0.67%b 0.65%
  Portfolio Turnover Rate           73.93%   82.17%  11.78% 0.00%
  Average Commission Rate Paid     0.0590   0.0680  0.0679 0.0689

aJuly 1, 1993 to December 31, 1993
bNet of reimbursement of expenses by Advisor cAnnualized

                                 THE FUND

  Kenilworth Fund, Inc. (the "Fund") is a no-load, open-end non-diversified management investment company commonly called a "mutual fund." As a no-load fund, the Fund does not impose sales charges, 12b-1 charges, or redemption fees. The Fund was organized as an Illinois corporation on October 24, 1988.

                     INVESTMENT OBJECTIVE AND POLICIES

  The Fund's investment objective is long-term capital appreciation which it seeks by investing primarily in a non-diversified portfolio of common stocks, preferred stocks, warrants to purchase common stocks, convertible bonds, fixed-income obligations of corporations and the United States government, and securities convertible into common stocks of corporations. Although the Fund seeks to invest substantially all its assets in common stocks, the composition of the Fund's portfolio will vary depending upon the Adviser's perception of current and future market and economic conditions. The Fund may, for temporary defensive purposes and to meet its redemption requirements, invest its assets in money market securities, including U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper or cash or cash
equivalents.   The Fund does not intend to invest in any security
which, at the time of purchase, is not readily marketable. The Fund does not retain securities that subsequently become illiquid. The Fund does not intend to place emphasis on short-term trading profits. However, when circumstances warrant, investment securities may be sold from time to time without regard to the length of time they have been held.
  The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, political or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.
  The Fund's investment advisor expects that under normal circumstances the Fund's anticipated portfolio turnover rate will not exceed 50%. However, this rate should not be construed as a limiting factor and the portfolio turnover rate may exceed 50% when the investment advisor deems changes appropriate. Nonetheless, the Fund will not change its investment objective of long-term capital appreciation. The annual portfolio turnover rate indicates changes in the Fund's portfolio. For instance, a rate of 100% would result if all the securities in the portfolio (excluding securities whose maturities at acquisition were one year or less) at the beginning of an annual period had been
replaced by the end of the period.   The Fund intends to limit
turnover so that realized short-term gains on securities held for less than three months do not exceed 30% of adjusted gross income in order to derive the benefits of favorable tax treatment available to regulated investment companies under the Internal Revenue Code.
  The Fund is designed for investors with a long-term investment perspective (and not with a view to playing short-term swings in the market). Investors should be aware that up to 100% of the Fund's portfolio may be invested in common stocks and other equity-type securities. To the extent that the Fund's portfolio is primarily invested in common stocks and other equity-type securities, the Fund's net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities. There can be no assurance that the objective of the Fund will be realized or that any income will be earned. Nor can there be assurance that the Fund's portfolio will not decline in value.


                          INVESTMENT RESTRICTIONS

  The Fund has adopted certain investment restrictions which are presented below, and which, together with the investment objective of the Fund, cannot be changed without approval by holders of a majority of the Fund's outstanding voting shares.
As defined in the Investment Company Act of 1940 (the "Act"), this means the lesser of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.
  Certain restrictions referred to in the foregoing paragraph are summarized below. The Fund will not:

(1) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio securities;

(2) Borrow money, issue senior securities, or purchase securities on margin, but may obtain such short term credit from banks as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets;

(3) Invest more than 25% of its assets at the time of purchase in any one industry;

(4) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary broker's commissions;

(5) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein;

(6) The Fund may not purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment
Adviser owning individually more than 1/2 of 1% of any class of security collectively own more than 5% of such class of securities of such issuer;

(7) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 15% of its assets taken at cost;

(8) Invest in restricted, illiquid or other securities without readily available market quotations; and

(9) Purchase the securities of any issuer if, at the time of acquisition it would own more than 10% of the outstanding voting securities of any one company;

(10) Invest in companies for the primary purpose of acquiring control of management thereof;

(11) Purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions and make short sales of securities (except short sales against the box);

(12) Make loans, except that this restriction shall not prohibit the purchase and holding of a portion of an issue of publicly distributed debt securities;

(13) Purchase securities of any company having less than three years continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such companies to exceed 5% of the value of its assets;

(14) Invest more than 5% of its total assets in warrants, whether or not the warrants are listed on the New York Stock Exchange, or more than 2% of the value of the assets of the Fund in warrants which are not listed on those exchanges. Warrants acquired in units or attached to securities are not included in this restriction.

                          MANAGEMENT OF THE FUND

Directors

  The Fund's Board of Directors has overall responsibility for the business and affairs of the Fund in accordance with the laws of the State of Illinois governing the responsibilities of directors. Officers and Directors of the Fund, together with their addresses, and principal occupations during the past five years are:

                                                  Principal
                                                  Occupations
                                                  Past Five
Name and Address            Position              Years
Mohini C. Pai               President             Vice-President
One First National          Interested            Institutional
Plaza                       Director              Portfolio Svcs.
Chicago, IL.                                      Chicago, IL


B. Padmanabha Pai           Vice-President        President
One First National          Interested            Institutional
Plaza                       Director              Portfolio Svcs.
Chicago, IL.                                      Chicago, IL

Savitri P.Pai,              Secretary/Treasurer   Attorney-at-Law
One First National          Interested            Chicago, IL
Plaza                       Director
Chicago, IL.

Kirtna Pai                  Interested               Vice-
1585 Broadway               Director              President    ,
New York, NY.                                     Morgan Stanley
                                                  & Company, Inc.
                                                  New York, NY

Dr. Larry A.                Non-Interested        Professor of
Sjaastad                    Director              Economics,
Department of                                     University of
Economics                                         Chicago, IL
University of
Chicago
Chicago, IL.


  Mr. B.P. Pai and Mrs. Mohini C. Pai are husband and wife.  Mr.
B.P. Pai and Mrs. Mohini C. Pai are the parents of Ms. Savitri P.
Pai and Ms. Kirtna Pai, who are sisters. Additionally, at this time the Fund does not make payments to its Directors. All payments made to employees of the Fund who are also Directors of the Fund are paid by the Adviser.

Investment Adviser

  The Fund has entered into an Investment Advisory Agreement ("Advisory Agreement") with Institutional Portfolio Services, Ltd., One First National Plaza, Suite 2594, Chicago, Illinois 60603 (the "Adviser"). Mr. B. Padmanabha Pai is the sole shareholder, principal executive officer and director of the Adviser. <D>From 1969 to 1978, the Adviser performed investment advisory services for various clients as a sole-proprietor. On July 26, 1978, the Adviser incorporated itself as an Illinois corporation. While the Adviser has not served as an investment adviser to an investment company in the past, it</D>Since 1969, the investment advisor has served as an investment adviser to wealthy individuals and corporate pension plans. The Adviser is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940.
  The Advisory Agreement provides that the Adviser shall manage the Fund's investments and shall determine the Fund's portfolio transactions and shall be responsible for overall management of the Fund's business affairs, subject to the supervision of the Board of Directors. As compensation for its services, the Fund pays to the Adviser a monthly advisory fee at the annual rate of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee paid to the investment adviser is higher than that paid by most investment companies.
  Under the Advisory Agreement, the Adviser provides the Fund with investment advisory services, office space and personnel. The Adviser also pays the salaries of those of the Fund's employees, officers, and directors who are also employees, officers, and/or directors of the Adviser. Additionally, the Advisor pays all other executive salaries and executive expenses, charges for all clerical services relating to the Fund's investments and all promotional expenses of the Fund, including the printing and mailing of the prospectus to other than current shareholders.
  The Fund pays all of its other costs and expenses including interest, taxes, salaries of its employees, fees of directors who are not employees, officers or directors of the Adviser, administrative expenses related directly to the issuance and redemption of shares (such as expenses of registering or qualifying shares for sale, charges of custodians, transfer agents, and registrars), costs of printing and mailing reports and notices to shareholders, charges for auditing services and legal services, and other fees and commissions of every kind not expressly assumed by the Adviser. (See section below titled:
"Administrative & Management Services"). The Fund's expenses are limited, however, by an excess reimbursement provision in the Advisory Agreement. If the annual operating and management expenses (excluding taxes and interest) exceeds 1.7% of the average net assets of the Fund, the Advisory Agreement requires the Adviser to reimburse the Fund for any such excess on a yearly basis.

Administrative & Management Services

  The Fund has entered into an Administrative & Management Services Agreement (the "Administrative Services Agreement") with the Fund's investment adviser, Institutional Portfolio Services, Ltd., ("IPS"). The Administrative Services Agreement requires IPS to provide recordkeeping, computer software and development, and other operations management services for the
Fund. IPS will be paid the sum of    $30,000     per year.  As
stated in the above-mentioned section titled "Investment Adviser", if the Fund's annual operating and management expenses exceed 1.7% of the average net assets of the Fund, the Fund's investment adviser will reimburse the Fund for any excess on a yearly basis.

Custodian & Transfer Agent

  The Fund acts as its own custodian and transfer agent.

                     DETERMINATION OF NET ASSET VALUE

  The net asset value per share of the Fund is determined at
<D>as soon as possible after </D>the close of trading on the New
York Stock Exchange (currently 4:00 P.M., Eastern Standard Time) on days in which the Exchange is open for business, except that the net asset value will not be computed on a day in which no orders to purchase shares were received and no shares were tendered for redemption. The net asset value per share is calculated by adding the value of all securities, cash or other assets, subtracting liabilities, and dividing the remainder by the number of shares outstanding.
  Each security traded on a national stock exchange is valued at its last sale price on that exchange on the day of valuation or, if there are no sales that day, at the latest bid quotation.
Each over-the-counter security for which the last sale price on the day of valuation is available from NASDAQ is valued at that price.
  All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation. Other assets and securities are valued at a fair value determined in good faith by the Board of Directors.

                       HOW TO PURCHASE FUND SHARES

  An initial purchase of shares of the Fund may be made by sending a properly completed Share Purchase Application to the Fund. The minimum initial purchase of shares is $10,000.
Related party accounts and retirement accounts require a minimum initial purchase of $5,000. Related party accounts are defined as those accounts opened with the Fund under the same tax identification number, or those accounts opened by a family member or relative of an existing shareholder. The offering price for the Fund's shares is equal to the net asset value per share (determined in the manner described under "Determination of Net Asset Value") as determined as soon as possible after the close of the New York Stock Exchange on the day that the purchase order is received and accepted by the Fund. Orders received by the Fund after the close of the New York Stock Exchange will be confirmed at the net asset value determined at the close of the New York Stock Exchange on the next business day. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted.
  Whole shares may be purchased from the Fund. No fractional shares will be issued. Unless otherwise requested by the client, any residual cash resulting from the purchase or sale of shares will remain in the Fund until the shareholder's next transaction. The Fund maintains a book-entry-only system with regard to Fund shares. Fund share certificates will not be issued.
  The minimums for subsequent purchases do not apply to shares purchased pursuant to the reinvestment of income dividends and capital gain distributions. The minimums may be changed at any time. Shareholders will be given at least thirty days notice of any increase in the minimums.
  All orders to purchase shares are subject to the Fund's acceptance and are not binding until so accepted. All orders to purchase shares that are accepted will be processed at the net asset value next determined after receipt of the purchase order as provided herein regardless of the date of acceptance. The Fund may decline to accept a purchase order when in the judgment of management the acceptance of an order is not in the best interests of existing shareholders.

                         HOW TO REDEEM FUND SHARES

     Shareholders of the Fund may request redemption of their shares at any time as provided herein. The redemption price shall be equal to the net asset value next determined after receipt by the Fund's transfer agent of a request for redemption submitted in proper form. See "Determination of Net Asset Value." The value of the shares on redemption may be more or less than their original cost, depending upon the then-current market value of the Fund's investments.
     Shares may be redeemed by submitting a written request for redemption to the Fund. A written redemption request to the Fund, as transfer agent, must specify (i) the name of the Fund,
(ii) the dollar amount or specific number of shares to be redeemed, and (iii) the shareholder's name and account number. The redemption request must be signed by each registered owner exactly as the shares are registered. The Fund, at its discretion, may require a signature guarantee for redemption from a bank, trust company, savings and loan association, a member of a national stock exchange for redemption, or any other financial institution authorized to guarantee signatures. Requests for redemption by telephone or telegram and requests that are subject to any special conditions or that specify an effective date or other than as provided herein cannot be honored.
     For accounts registered in the name of corporations or associations, the redemption request must include a corporate resolution certified by a duly authorized officer of the corporation or association, with such officer's signature guaranteed. For accounts registered in the name of a trust, the redemption request must be signed by each trustee registered on the account with each signature guaranteed. Questions with respect to the proper form of redemption requests should be directed to the Transfer Agent at (312) 236-5388.
     A redemption request simultaneously received with an address change must be accompanied by a signature guarantee. The guarantor of a signature must be a national bank or trust company, a member of the Federal Reserve System or a member firm of a national securities exchange or any other financial institution authorized to guarantee signatures. The Transfer Agent reserves the right to reject the signature guarantee of an institution if such rejection would be in the best interests of the Fund and its shareholders. Notwithstanding the above, signature guarantees will be required where there appears to be a pattern of redemptions designed to circumvent the signature guarantee requirement, or where the Fund has other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.
     The proceeds of redemptions will ordinarily be mailed within seven business days after receipt of a properly completed redemption request. It is mandatory that the Fund redeem shares upon the proper request of a shareholder. When shares are purchased by check, the Fund reserves the right to delay redemption of shares until it is satisfied that the investor's check used to purchase shares has cleared. Local checks generally are collected in three business days and non-local checks may take longer in certain circumstances.
       The right of redemption may be suspended during any period when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or such Exchange is closed for other than weekends and holidays; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency as determined by the Securities and Exchange Commission exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. A shareholder's account may be terminated by the Fund if, at the time of any transfer or redemption of shares of the Fund in the account at the current offering price falls below $1000. The Fund will notify a shareholder of its intention to terminate the account and provide the shareholder with not less than thirty days to make additional investments.
     Questions regarding redemptions and the procedures that must be followed should be directed to the Fund as Transfer Agent, One First National Plaza, Suite 2594, Chicago, Illinois 60603, (312) 236-5388.

                             SHAREHOLDER PLANS

Dividend Reinvestment Plan

     Unless a shareholder elects otherwise by notice to the Fund, all income dividends and all capital gains distributions payable on shares of the Fund will be reinvested in additional shares of the Fund at the net asset value in effect on the dividend or distribution payment date. The Fund acts as the shareholder's agent to reinvest dividends and distributions in additional shares and hold for his/her account the additional full shares so acquired. Any surplus over whole shares will be paid in cash. A shareholder may at any time change his/her election as to whether to receive his/her dividends and distributions in cash or have them reinvested by giving written notice of such change of election to the Fund. Such change of election applies to dividends and distributions the record dates of which fall on or after the date that the Fund receives the written notice.

                            RETIREMENT ACCOUNTS

     Shares of the Fund may be purchased or redeemed for retirement accounts through New York Stock Exchange registered brokerage firms having a relationship with the Fund. Typically, a shareholder will elect to custody his or her retirement account at a brokerage firm. Upon the shareholder's direction to purchase shares of the Fund for his or her retirement account, the brokerage firm will effect a written order for the purchase of Fund shares. Any such purchase or redemption will not be effective until the order or request is received by the Fund. Retirement account holdings, including the Fund, will appear monthly on the retirement account statement issued directly by the relevant brokerage firm.
     The minimum initial investment for retirement accounts is $5,000 and $1,000 for subsequent purchases. There are no additional Fund charges for retirement accounts. Brokerage firms usually charge a fixed yearly fee for the custody and administration of retirement accounts.

                          DISTRIBUTIONS AND TAXES

Distributions

     Dividends from the Fund's net investment income as well as distributions designated as capital gains will ordinarily be declared and paid annually in such a manner as to avoid paying income tax on the Fund's net investment income and net realized capital gains or being subject to a federal excise tax on undistributed net investment income and net realized capital gains. Such distributions and dividends will typically be made in December. As current income is not an objective of the Fund, the amount of dividends will likely be small. There is no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any gains.

Taxes

     The Fund intends to maintain its qualification as a "regulated investment company" under the Internal Revenue Code by distributing as dividends not less than 90% of its taxable income and by continuing to comply with all other requirements of Subchapter M of the Code. If the Fund qualifies, the Fund will not be liable for Federal income taxes on amounts paid by it as dividends and distributions.
     For Federal income tax purposes, dividends paid by the Fund and distributions from short-term capital gains, whether received in cash or reinvested in additional shares, are taxable as ordinary income. Distributions paid by the Fund from long-term capital gains whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time you have owned shares in the Fund. The distributions are taxable whether you receive them in cash or in additional shares. If you are not required to pay tax on your income, you will not be required to pay Federal income taxes on the amounts distributed to you. Dividends and capital gain distributions declared in December and paid the following January will be taxable in the year they are declared.
     The Fund is required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividend payments, distributions and redemption proceeds if a shareholder fails to furnish the Fund with his/her social security or other tax identification number ("TIN") and certify under penalty of perjury that such number is correct and that he/she is not subject to backup withholding due to the underreporting of income. The certification form is included as part of the Share Purchase Application and should be completed when the account is established.
     If you do not have a tax identification number, you should indicate on the application form whether a number has been applied for. The Fund may be required to backup withhold if a certified TIN is not delivered to the Fund within 7 days.
     Distributions by the Fund may subject an investor to state and local taxes on the distributions, depending on the laws of a shareholder's home state and locality. Because this section is not intended to be a full discussion of present or proposed Federal income tax law and its effect on shareholders, shareholders are urged to consult their own tax adviser.

                               CAPITAL STOCK

The Fund is a corporation organized under the laws of the State of Illinois and was incorporated on October 24, 1988. The Fund has 10,000,000 shares of authorized capital stock. Each share has one vote and all shares participate equally in dividends and other distributions by the Fund and in the residual assets of the Fund in the event of liquidation. Shares of the Fund have no preemptive rights and no conversion or subscription rights. Shareholders are entitled to redeem shares as set forth under "How to Redeem Shares." The investor will be the record owner of all shares in his account with full shareholder rights.

                     SHAREHOLDER REPORTS AND MEETINGS

     The Fund will provide to shareholders annual reports containing certified financial statements. Additionally, shareholders will receive other periodic reports, at least semi-annually, containing unaudited financial statements. Shareholders will receive a confirmation after each transaction affecting his or her account with the Fund. The annual meeting of the shareholders of the Fund shall be held in the month of March. Any inquiries concerning the Fund may be made by telephone (312) 236-5388, or by writing to the Fund at One First National Plaza, Suite 2594, Chicago, Illinois 60603.

                           KENILWORTH FUND, INC.
                        SHARE PURCHASE APPLICATION

Mail To:                                   Minimum Investments:
Kenilworth Fund, Inc.                      Initial:  $10,000.00
One First National Plaza    Retirement/Related Party: $5,000.00
Suite 2594                                Subsequent: $1,000.00
Chicago, IL  60603

All applications are accepted in Illinois and under Illinois laws.
#1...Registration of Shares

Owner (Individual, Corporation, Trustee or        Joint Owner
Custodian)
                                       Social Security Number
Address
                                     Daytime Telephone Number
City          State     Zip

If more than one owner is listed above, then shares will be registered as joint tenants with rights of survivorship and not as tenants in common, unless otherwise instructed.

#2...Investment Information

     This investment represents (a)an:
   ___ Initial purchase payable to: Kenilworth Fund, Inc.

                        Amount $__________

   ___ Subsequent purchase payable to Kenilworth Fund, Inc.
                        Amount $__________

#3...Dividend Option

All income dividends and capital gains distributions will be reinvested in additional shares as stated in the prospectus unless the box below is checked.

___ Please pay all income dividends and capital gains distributions in cash.

I/We understand that certificates for shares purchased
(either initial or reinvested) will not be issued.

#4...Taxpayer Obligations          W-9

I am a U.S. citizen  ___ Yes    ___ No

The Internal Revenue Service (IRS) requires each taxpayer to provide a Social Security or Taxpayer Identification Number and to make the following certifications:

I certify under penalty of perjury
that:
     1) The Social Security or other Tax I.D. number stated above is correct.
     2)  I am not subject to backup withholding because:*
         a. The IRS has not informed me that I am subject to backup withholding.
         b. The IRS has notified me that I am no longer subject to backup withholding.
             * If this statement is not true and you
               are subject to backup withholding,
               strike out Section 2

#5...Signature and Agreement

I/We, the undersigned, have received a copy of the current prospectus of the Kenilworth Fund, Inc., and are purchasing fund shares in accordance with its provisions. I/We further certify that the undersigned is of legal age and has full legal capacity to make this purchase. The purchase price shall be the net asset value next determined following receipt of the application by the Fund, if the application is accepted. This application cannot be processed unless accompanied by payment. The Internal Revenue

Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Signature of Owner                         Date

Signature of Joint Owner (if any)          Date

                           KENILWORTH FUND, INC.
                         One First National Plaza
                                Suite 2594
                         Chicago, Illinois  60603
                              (312) 235-5388


                                  PART B

                    STATEMENT OF ADDITIONAL INFORMATION
                         Dated:    May 1, 1997

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Kenilworth
Fund, Inc., dated    May 1, 1997    , and any supplement
thereto.
A copy of the Prospectus may be obtained without charge from the Kenilworth Fund, Inc., at the address and telephone number set forth above.





                         No person has been authorized to give
any information or to make any representations other than those contained in this Statement of Additional Information and the
Prospectus dated    May 1, 1997    , and, if given or made,
such information or representations may not be relied upon as having been authorized by the Kenilworth Fund, Inc.

                             TABLE OF CONTENTS


THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . .   3

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . .   3

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . .   3

MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . . . . .   5
                Directors . . . . . . . . . . . . . . . . . .  5
                Investment Adviser. . . . . . . . . . . . . .  5
                Administrative & Management Services. . . . .  6
                Custodian & Transfer Agent  . . . . . . . . .  6

PRINCIPAL SHAREHOLDERS . . . . . . . . . . . . . . . . . . ..  6

BROKERAGE ALLOCATION . . . . . . . . . . . . . . . . . . . . . 6

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . 7

HOW TO PURCHASE FUND SHARES  . . . . . . . . . . . . . . . . . 7

HOW TO REDEEM FUND SHARES. . . . . . . . . . . . . . . . . . . 7

SHAREHOLDER PLANS. . . . . . . . . . . . . . . . . . . . . . . 8

               Dividend Reinvestment Plan. . . . . . . . . . . 8

RETIREMENT ACCOUNTS. . . . . . . . . . . . . . . . . . . . . . 9

DISTRIBUTIONS AND TAXES. . . . . . . . . . . . . . . . . . . . 9
               Distributions . . . . . . . . . . . . . . . . . 9
               Taxes . . . . . . . . . . . . . . . . . . . . . 9

CAPITAL STOCK. . . . . . . . . . . . . . . . . . . . . . . . . 9

SHAREHOLDER REPORTS AND MEETINGS . . . . . . . . . . . . . . . 10

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . 11

                                 THE FUND

                         Kenilworth Fund, Inc. (the "Fund") is a
no-load, open-end, non-diversified management investment company commonly called a "mutual fund." As a no-load fund, the Fund does not impose sales charges, 12b-1 charges, or redemption fees. The Fund was organized as an Illinois corporation on October 24, 1988.

                     INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is long-term capital appreciation which it seeks by investing primarily in a non-diversified portfolio of common stocks, preferred stocks, warrants to purchase common stocks, convertible bonds, fixed-income obligations of corporations and the United States government, and securities convertible into common stocks of corporations. Although the Fund seeks to invest substantially all its assets in common stocks, the composition of the Fund's portfolio will vary depending upon the Adviser's perception of current and future market and economic conditions. The Fund may, for temporary defensive purposes and to meet its redemption requirements, invest some of its assets in money market securities, including U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper or cash or cash equivalents. The Fund does not intend to invest in any security which, at the time of purchase, is not readily marketable. The Fund does not retain securities that subsequently become illiquid. The Fund does not intend to place emphasis on short-term trading profits. However, when circumstances warrant, investment securities may be sold from time to time without regard to the length of time they have been held.

The Fund's investment advisor expects that under normal circumstances its the Fund's anticipated portfolio turnover rate will not exceed 50%. However, this rate should not be construed as a limiting factor and the portfolio turnover rate may exceed 50% when the investment advisor deems changes appropriate. Nonetheless, the Fund will not change its investment objective of long-term capital appreciation. The annual portfolio turnover rate indicates changes in the Fund's portfolio. For instance, a rate of 100% would result if all the securities in the portfolio (excluding securities whose maturities at acquisition were one year or less) at the beginning of an annual period had been
replaced by the end of the period.   The Fund intends to limit
turnover so that realized short-term gains on securities held for less than three months do not exceed 30% of adjusted gross income in order to derive the benefits of favorable tax treatment available to regulated investment companies under the Internal Revenue Code.
The Fund is designed for investors with a long-term investment perspective (and not with a view to playing short-term swings in the market). Investors should be aware that up to 100% of the Fund's portfolio may be invested in common stocks and other equity-type securities. To the extent that the Fund's portfolio is primarily invested in common stocks and other equity-type securities, the Fund's net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities. There can be no assurance that the objective of the Fund will be realized or that any income will be earned. Nor can there be assurance that the Fund's portfolio will not decline in value.

                          INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions which are presented below, and which, together with the investment objective of the Fund, cannot be changed without approval by holders of a majority of the Fund's outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

Certain restrictions referred to in the foregoing paragraph are summarized below. The Fund will not:

(1) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio securities;

(2) Borrow money or purchase securities on margin, but may obtain such short term credit from banks as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets;

(3) Invest more than 25% of its assets at the time of purchase in any one industry;

(4) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary broker's commissions;

(5) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein;

(6) The Fund may not purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment
Adviser owning individually more than 1/2 of 1% of any class of security collectively own more than 5% of such class of securities of such issuer;

(7) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 15% of its assets taken at cost;

(8) Invest in restricted, illiquid or other securities without readily available market quotations; and

(9) Purchase the securities of any issuer if, at the time of acquisition it would own more than 10% of the outstanding voting securities of any one company;

(10) Invest in companies for the primary purpose of acquiring control of management thereof;

(11) Purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions and make short sales of securities (except short sales against the box);

(12) Make loans, except that this restriction shall not prohibit the purchase and holding of a portion of an issue of publicly distributed debt securities;

(13) Purchase securities of any company having less than three years continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such companies to exceed 5% of the value of its assets;

(14) Invest more than 5% of its total assets in warrants, whether or not the warrants are listed on the New York Stock Exchange, or more than 2% of the value of the assets of the Fund in warrants which are not listed on those exchanges. Warrants acquired in units or attached to securities are not included in this restriction.

                            MANAGEMENT OF THE FUND

Directors

  The Fund's Board of Directors has overall responsibility for the business and affairs of the Fund in accordance with the laws of the State of Illinois governing the responsibilities of directors. Officers and Directors of the Fund, together with their addresses, and principal occupations during the past five years are:

                                                  Principal
                                                  Occupations
                                                  Past Five
Name and Address            Position              Years
Mohini C. Pai               President             Vice President
One First National          Interested            IPS, Ltd.
Plaza                       Director              Chicago, IL
Chicago, IL.


B. Padmanabha Pai           Vice-President        President
One First National          Interested            IPS, Ltd.
Plaza                       Director              Chicago, IL
Chicago, IL.

Savitri P.Pai,              Secretary/Treasurer   Attorney-at-Law
One First National          Interested            Chicago, IL
Plaza                       Director
Chicago, IL.

Kirtna Pai                  Interested         Vice-President
1585 Broadway               Director             Morgan Stanley
New York, NY                                     & Company, Inc.
                                                 New York, NY

Dr. Larry A.                Non-Interested       Professor of
Sjaastad                    Director             Economics,
Department of                                    University of
Economics                                        Chicago, IL
University of
Chicago
Chicago, IL.

  Mr. B.P. Pai and Mrs. Mohini C. Pai are husband and wife.  Mr.
B.P. Pai and Mrs. Mohini C. Pai are the parents of Ms. Savitri P.
Pai and Ms. Kirtna Pai, who are sisters. Additionally, at this time the Fund does not make payments to its Directors. All payments made to employees of the Fund who are also Directors of the Fund are paid by the Adviser.


Investment Adviser

The Fund has entered into an Investment Advisory Agreement ("Advisory Agreement") with Institutional Portfolio Services, Ltd., One First National Plaza, Suite 2594, Chicago, Illinois 60603 (the "Adviser"). Mr. B. Padmanabha Pai is the sole shareholder, principal executive officer and director of the Adviser. <D>From 1969 to 1978, the Adviser performed investment advisory services for various clients as a sole-proprietor. On July 26, 1978, the Adviser incorporated itself as an Illinois corporation. While the Adviser has not served as an investment adviser to an investment company in the past, it</D>Since 1969, the investment advisor has served as an investment advisor to wealthy individuals and corporate pension plans on an individual account basis for the past 27 years. The Adviser is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940.
     The Advisory Agreement provides that the Adviser shall manage the Fund's investments and shall determine the Fund's portfolio transactions and shall be responsible for overall management of the Fund's business affairs, subject to the supervision of the Board of Directors. As compensation for its services, the Fund pays to the Adviser a monthly advisory fee at the annual rate of 1% per year on the net assets of the Fund.
All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee paid to the investment adviser is higher than that paid by most investment companies.
     For the fiscal years ending December 31, 1993, 1994, 1995, and 1996, the Adviser was paid $5,992, $31,074, $43,866, and
$59,220 respectively. The Adviser waived the advisory fee for the Fund's first three months in operation to protect and maintain shareholder capital value during the early start up period.
      Under the Advisory Agreement, the Adviser provides the Fund with investment advisory services, office space and personnel. The Adviser also pays the salaries of those of the Fund's employees, officers and directors who are also employees, officers, and/or directors of the Adviser. Additionally, the Adviser pays all other executive salaries and executive expenses, charges for all clerical services relating to the Fund's investments and all promotional expenses of the Fund, including the printing and mailing of the prospectus to other than current shareholders.
       The Fund pays all of its other costs and expenses including interest, taxes, salaries of its employees, fees of directors who are not employees, officers, or directors of the Adviser, administrative expenses related directly to the issuance and redemption of shares (such as expenses of registering or qualifying shares for sale, charges of custodians, transfer agents, and registrars), costs of printing and mailing reports and notices to shareholders, charges for auditing services and legal services, and other fees and commissions of every kind not expressly assumed by the Adviser. (See section below titled:
"Administrative & Management Services"). The Funds expenses are limited, however, by an excess reimbursement provision in the Advisory Agreement. If the annual operating and management expenses (excluding taxes and interest) exceeds 1.7% of the average net assets of the Fund, the Advisory Agreement requires the Adviser to reimburse the Fund for any such excess on a monthly basis.

Administrative & Management Services
     The Fund has entered into an Administrative & Management Services Agreement (the "Administrative Services Agreement") with the Fund's investment adviser, Institutional Portfolio Services, Ltd., ("IPS"). The Administrative Services Agreement requires IPS to provide recordkeeping, computer software and development and other operations management services for the
Fund. IPS will be paid the sum of    $30,000     per year.  As
stated in the above-mentioned section titled: "Investment Adviser", if the Fund's annual operating and management expenses exceed 1.7% of the average net assets of the Fund, the Fund's investment adviser will reimburse the Fund for any excess on a monthly basis.

Custodian & Transfer Agent
   The Fund acts as its own custodian and transfer agent. The Fund will comply with all provisions of Rule 17f-2 of the Act in regard to self-custodianship. Specifically, there will be three independent audits annually with at least two of the audits unannounced.

                          PRINCIPAL SHAREHOLDERS
       As of April 25, 1997, the following persons owned of record 5 percent or more of the Fund's shares outstanding:
(1)  Marjorie Lindsay Remainder Trust, P.O. Box 7127
Indian Lake Estate, FL (8.29%); (2) Shirley Lindsay Trust, P.O.Box 7127, Indian Lake Estate, FL (10.38%); (3) B.P. Pai, One First National Plaza, Chicago, IL (7.60%); (4) Institutional Portfolio Services, Ltd., One First National Plaza, Chicago, IL (6.69%).
    All directors and officers of the Fund, as a group, own 133,371 shares beneficially, directly and/or indirectly or 26.65% of the Fund's total shares outstanding.

                           BROKERAGE ALLOCATION
     The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. The Fund places all orders for purchase and sale of its portfolio securities through the Fund President who is answerable to the Fund Board of Directors. The President may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Those services may include economic studies, industry studies, security analyses and reports, sales literature and statistical devices furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount they might have reduced expenses of the Adviser.
     Other than set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually. For the fiscal years ending December 31, <D>1993</D>, 1994, 1995 and 1996 the
Fund paid <D>$3,253,</D> $3,780, $12,263 and    $15,298
respectively, in brokerage commissions. <D>Trading in 1995 increased significantly from prior years as a result of a strong market environment.</D>

                     DETERMINATION OF NET ASSET VALUE

                         The net asset value per share of the
Fund is determined at <D>as soon as possible after</D> the close of trading on the New York Stock Exchange (currently 4:00 P.M., Eastern Standard Time) on days in which the Exchange is open for business, except that the net asset value will not be computed on a day in which no orders to purchase shares were received and no shares were tendered for redemption. The net asset value per share is calculated by adding the value of all securities, cash or other assets, subtracting liabilities, and dividing the remainder by the number of shares outstanding.
     Each security traded on a national stock exchange is valued at its last sale price on that exchange on the day of valuation or, if there are no sales that day, at the latest bid quotation. Each over-the-counter security for which the last sale price on the day of valuation is available from NASDAQ is valued at that price.
     All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation. Other assets and securities are valued at a fair value determined in good faith by the Board of Directors.

                       HOW TO PURCHASE FUND SHARES
     An initial purchase of shares of the Fund may be made by sending a properly completed Share Purchase Application to the Fund. The minimum initial purchase of shares is $10,000.
Related party accounts and retirement accounts require a minimum initial purchase of $5,000. Related party accounts are defined as those accounts opened with the Fund under the same tax identification number, or those accounts opened by a family member or relative of an existing shareholder. The offering price for the Fund's shares is equal to the net asset value per share (determined in the manner described under "Determination of Net Asset Value") as determined as soon as possible after the close of the New York Stock Exchange on the day that the purchase order is received and accepted by the Fund. Orders received by the Fund after the close of the New York Stock Exchange will be confirmed at the net asset value determined at the close of the New York Stock Exchange on the next business day. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted.
     Purchases subsequent to the initial purchase may be made by mail to the address given in the Prospectus. Minimum subsequent purchases of shares is $1,000.
     Whole shares may be purchased from the Fund. No fractional shares will be issued. Unless otherwise requested by the client, any residual cash resulting from the purchase or sale of shares will remain in the Fund until the shareholder's next transaction.

The Fund maintains a book-entry-only system with regard to Fund shares. Fund share certificates will not be issued.
     The minimums for subsequent purchases do not apply to shares purchased pursuant to the reinvestment of income dividends and capital gain distributions. The minimums may be changed at any time. Shareholders will be given at least thirty days notice of any increase in the minimums.
     All orders to purchase shares are subject to the Fund's acceptance and are not binding until so accepted. All orders to purchase shares that are accepted will be processed at the net asset value next determined after receipt of the purchase order as provided herein regardless of the date of acceptance. The Fund may decline to accept a purchase order when in the judgment of management the acceptance of an order is not in the best interests of existing shareholders.

                         HOW TO REDEEM FUND SHARES
     Shareholders of the Fund may request redemption of their shares at any time as provided herein. The redemption price shall be equal to the net asset value next determined after receipt by the Fund's transfer agent of a request for redemption submitted in proper form. See "Determination of Net Asset Value." The value of the shares on redemption may be more or less than their original cost, depending upon the then-current market value of the Fund's investments.
     Shares may be redeemed by submitting a written request for redemption to the Fund. A written redemption request to the Fund, as transfer agent, must specify (i) the name of the Fund,
(ii) the dollar amount or specific number of shares to be redeemed, and (iii) the shareholder's name and account number. The redemption request must be signed by each registered owner exactly as the shares are registered. The Fund, at its discretion, may require a signature guarantee for redemption from a bank, trust company, savings and loan association, a member of a national stock exchange, or any other financial institution authorized to guarantee signatures. Requests for redemption by telephone or telegram and requests that are subject to any special conditions or that specify an effective date or other than as provided herein cannot be honored.
     For accounts registered in the name of corporations or associations, the redemption request must include a corporate resolution certified by a duly authorized officer of the corporation or association, with such officer's signature guaranteed. For accounts registered in the name of a trust, the redemption request must be signed by each trustee registered on the account with each signature guaranteed. Questions with respect to the proper form of redemption requests should be directed to the Transfer Agent at (312) 236-5388.
     A redemption request simultaneously received with an address change must be accompanied by a signature guarantee. The guarantor of a signature must be a national bank or trust company, a member of the Federal Reserve System or a member firm of a national securities exchange or any other financial institution authorized to guarantee signatures. The Transfer Agent reserves the right to reject the signature guarantee of an institution if such rejection would be in the best interests of the Fund and its shareholders. Notwithstanding the above, signature guarantees will be required where there appears to be a pattern of redemptions designed to circumvent the signature guarantee requirement, or where the Fund has other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.
     The proceeds of redemptions will ordinarily be mailed within seven business days after receipt of a properly completed redemption request. It is mandatory that the Fund redeem shares upon the proper request of a shareholder. When shares are purchased by check, the Fund reserves the right to delay redemption of shares until it is satisfied that the investor's check used to purchase shares has cleared. Local checks generally are collected in three business days and non-local checks may take longer in certain circumstances.
      The right of redemption may be suspended during any period when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or such Exchange is closed for other than weekends and holidays; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency as determined by the Securities and Exchange Commission exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. A shareholder's account may be terminated by the Fund if, at the time of any transfer or redemption of shares of the Fund in the account at the current offering price falls below $1000. The Fund will notify a shareholder of its intention to terminate the account and provide the shareholder with not less than thirty days to make additional investments.
     Questions regarding redemptions and the procedures that must be followed should be directed to the Fund as Transfer Agent, One First National Plaza, Suite 2594, Chicago, Illinois 60603, (312) 236-5388.

                             SHAREHOLDER PLANS

Dividend Reinvestment Plan

     Unless a shareholder elects otherwise by notice to the Fund, all income dividends and all capital gains distributions payable on shares of the Fund will be reinvested in additional shares of the Fund at the net asset value in effect on the dividend or distribution payment date. The Fund acts as the shareholder's agent to reinvest dividends and distributions in additional shares and hold for his/her account the additional full shares so acquired. Any surplus over whole shares will be paid in cash. A shareholder may at any time change his/her election as to whether to receive his/her dividends and distributions in cash or have them reinvested by giving written notice of such change of election to the Fund. Such change of election applies to dividends and distributions the record dates of which fall on or after the date that the Fund receives the written notice.

                            RETIREMENT ACCOUNTS

     Shares of the Fund may be purchased or redeemed for retirement accounts through New York Stock Exchange registered brokerage firms having a relationship with the Fund. Typically, a shareholder will elect to custody his or her retirement account at a brokerage firm. Upon the shareholder's direction to purchase shares of the Fund for his or her retirement account, the brokerage firm will effect a written order for the purchase of Fund shares. Any such purchase or redemption will not be effective until the order or request is received by the Fund. Retirement account holdings, including the Fund, will appear monthly on the retirement account statement issued directly by the relevant brokerage firm.
     The minimum initial investment for retirement accounts is $5,000 and $1,000 for subsequent purchases. There are no additional Fund charges for retirement accounts. Brokerage firms usually charge a fixed yearly fee for the custody and administration of retirement accounts.

                          DISTRIBUTIONS AND TAXES

Distributions

     Dividends from the Fund's net investment income as well as distributions designated as capital gains will ordinarily be declared and paid annually in such a manner as to avoid paying income tax on the Fund's net investment income and net realized capital gains or being subject to a federal excise tax on undistributed net investment income and net realized capital gains. Such distributions and dividends will typically be made in December. As current income is not an objective of the Fund, the amount of dividends will likely be small. There is no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any gains.

Taxes

     The Fund intends to maintain its qualification as a "regulated investment company" under the Internal Revenue Code by distributing as dividends not less than 90% of its taxable income and by continuing to comply with all other requirements of Subchapter M of the Code. If the Fund qualified, the Fund will not be liable for Federal income taxes on amounts paid by it as dividends and distributions.
     For Federal income tax purposes, dividends paid by the Fund and distributions from short-term capital gains, whether received in cash or reinvested in additional shares, are taxable as ordinary income. Distributions paid by the Fund from long-term capital gains whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time you have owned shares in the Fund. The distributions are taxable whether you receive them in cash or in additional shares. If you are not required to pay tax on your income, you will not be required to pay Federal income taxes on the amounts distributed to you. Dividends and capital gain distributions declared in December and paid the following January will be taxable in the year they are declared.

     The Fund is required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividend payments, distributions and redemption proceeds if a shareholder fails to furnish the Fund with his/her social security or other tax identification number ("TIN") and certify under penalty of perjury that such number is correct and that he/she is not subject to backup withholding due to the underreporting of income. The certification form is included as part of the Share Purchase Application and should be completed when the account is established.
     If you do not have a tax identification number, you should indicate on the application form whether a number has been applied for. The Fund may be required to backup withhold if a certified TIN is not delivered to the Fund within 7 days.
     Distributions by the Fund may subject an investor to state and local taxes on the distributions, depending on the laws of a shareholder's home state and locality. Because this section is not intended to be a full discussion of present or proposed Federal income tax law and its effect on shareholders, shareholders are urged to consult their own tax adviser.

                               CAPITAL STOCK

     The Fund is a corporation organized under the laws of the State of Illinois and was incorporated on October 24, 1988. The Fund has 10,000,000 shares of authorized capital stock. Each share has one vote and all shares participate equally in dividends and other distributions by the Fund and in the residual assets of the Fund in the event of liquidation. Shares of the Fund have no preemptive rights and no conversion or subscription rights. Shareholders are entitled to redeem shares as set forth under "How to Redeem Shares." The investor will be the record owner of all shares in his account with full shareholder rights.

                     SHAREHOLDER REPORTS AND MEETINGS

The Fund will provide to shareholders annual reports containing certified financial statements. Additionally, shareholders will receive other periodic reports, at least semi-annually, containing unaudited financial statements. Shareholders will receive a confirmation after each transaction affecting his or her account with the Fund. The annual meeting of the shareholders of the Fund shall be held in the month of March. Any inquiries concerning the Fund may be made by telephone (312) 236-5388, or by writing to the Fund at One First National Plaza, Suite 2594, Chicago, Illinois 60603.

     Performance: This graph shows the growth of a $10,000 investment in your Fund and compares it to the S&P 500 index. For the period beginning July 1, 1993 and ending December 31, 1996 your investment in the Fund would be $16,149 as compared to a theoretical investment in the S&P 500 which would have grown to $18,080. This performance includes the reinvestment of dividends.





  Cumulative Total Returns
  Periods ended December 31, 1996     Past 1 Year  Life of Fund
  Kenilworth Fund, Inc.               29.48%       61.48%
  S&P 500                             22.96%       80.79%

  Cumulative total returns reflect the Fund's actual performance over a set period. The Fund began operations on July 1, 1993.

  Average Annual Returns
  Periods ended December 31, 1996 Past 1 Year  Life of Fund
  Kenilworth Fund, Inc.           29.48%       14.67%
  S&P 500                         22.96%       18.43%

  Average annual returns take the Fund's actual (or cumulative) return and show you what would have happened if the Fund had performed at a constant rate each year.

  Total returns and yields are based on past results and are not indicative of future performance.

                              KENILWORTH FUND, INC.
                           STATEMENT OF NET ASSETS
                              December 31, 1996

                          Shares or       Market
COMMON STOCKS 95.95%a     Principal Amt.  Value        Percent
Aircraft
    Boeing       2.21%    1,500           $159,750     2.21

Autos            4.85%
    Ford Motor            3,700            119,325     1.65
    Chrysler Corp.        7,000            231,000     3.20

Construction     1.42%
    Empresas ICA Sociedad 7,000            102,375     1.42

Chemicals        0.72%
    W.R. Grace Corp.      1,000            51,750      0.72

Computer-Semiconductor   13.68%
    Intel Corp.          5,800             759,452     10.51
 Applied Materials, Inc.*4,400             158,136     2.19
  Cypress Semiconductor* 5,000             70,625      0.98

Computer Software   11.45%
    Adaptec, Inc.*       15,000            600,000     8.31
    Oracle Systems, Inc.*3,000             125,250     1.73
    Silicon Graphics*    4,000             102,000     1.41

Computer Systems    8.00%
    Hewlett-Packard      11,500            577,875     8.00

Drugs               5.59%
    Merck & Co.          3,700             294,612     4.08
    Bristol-Myers Squibb 1,000             109,000     1.51

Electrical Equipment 4.11%
    General Electric     3,000             296,625     4.11

Finance             15.94%
Federal National Mortgage13,000            489,125     6.77
Federal Home Loan Mortgage6,000            662,250     9.17

Home Appliance      1.29%
    Whirlpool Corp       2,000             93,250      1.29

                            KENILWORTH FUND, INC.
                           STATEMENT OF NET ASSETS
                              December 31, 1996

                          Shares or       Market
COMMON STOCKS             Principal Amt.  Value        Percent
Insurance           2.48%
    Loews Corp.           1,900           179,075      2.48

Media               1.24%
    Grupo Televisa        3,500           89,687       1.24
Oil & Gas           2.03%
    Exxon Corp.           1,500           147,000      2.03
Retail              0.78%
  Casey's General Stores  3,000           56,250       0.78
Telecommunications  8.42%
    Motorola, Inc.        3,100           189,875      2.63
    ADC Telecommunication*8,000           249,000      3.45
    General Motors Cl. H  3,000           168,750      2.34

Utilities-Telephone 4.31%
    A. T. & T             1,500           65,063       0.90
  Comp. De Telefones De Chile1,300        131,463      1.82
    Telefonos De Mexico   2,800           92,400       1.28
    Lucent Technologies   486             22,478       0.31

Investment Companies  7.43%
 Smith Barney Money Market Funds 536,624  536,624      7.43

   Total Investments                      6,930,065
     (Cost $4,662,544)
CASH AND RECEIVABLES
  NET OF LIABILITIES 4.05%                292,223

TOTAL NET ASSETS 100.00%                  $7,222,288

NET ASSET VALUE PER SHARE                 $15.43
    (Based on 468,040 shares of capital stock outstanding)

       a Percentages for various classifications relate to total net assets.
       *Non-income producing security.

  The accompanying notes are an integral part of these financial statements.

                            KENILWORTH FUND, INC.
                           STATEMENT OF OPERATIONS
                                                Year Ended
     INVESTMENT INCOME                       Dec. 31, 1996
        INCOME:
           Dividends                               $83,009
           Interest                                 10,078
              Total Income                          93,087

        EXPENSES:
           Investment Advisory Fees                 59,220
           Administrative and Management Fees       20,000
           Auditing                                 5,040
           Registration Fees                        1,340
           Insurance and other Expenses             4,071
              Total Expenses                        89,671

        NET INVESTMENT INCOME:                      3,416

     NET REALIZED GAIN ON INVESTMENTS               4,332

     NET INCREASE IN UNREALIZED APPRECIATION
        ON INVESTMENTS                              1,578,426

     NET REALIZED GAIN AND UNREALIZED APPRECIATION
        ON INVESTMENTS                              1,582,758

     NET INCREASE IN NET ASSETS FROM OPERATIONS     $1,586,174


The accompanying notes are an integral part of these financial statements.

                            KENILWORTH FUND, INC.
                     STATEMENTS OF CHANGES IN NET ASSETS



                                        Year Ended    Year Ended
OPERATIONS:                             Dec. 31, 1996 Dec.31,1995


    Net Investment Income               $3,416       $23,717
    Net Realized Gain on Investments     4,332        153,265
    Net Increase in Unrealized Appreciation
       on Investments                    1,578,426    819,952
      Increase in Net Assets
       from Operations                   1,586,174     996,934


 DISTRIBUTIONS to SHAREHOLDERS:

    Distributions from
       Net Investment Income             (3,416)       (23,717)
    Distributions from Net Realized
       Gains on Investments              (4,332)       (147,670)
      Decrease in Net Assets
         resulting from Distributions    (7,748)       (171,387)


 CAPITAL SHARE TRANSACTIONS:

    Proceeds From Shares Issued
        (48,376 and 55,220 shares issued, respectively)

                                         639,733       669,415
    Cost of Shares Redeemed
        (8,060 and 5,011 shares redeemed, respectively)



                                         (100,933)      (58,468)
Reinvested Dividends
        (369 and 11,097 shares, respectively)

                                          5,693        132,388
      Increase in Net Assets from Capital Share Transactions

                                          544,493      743,335

         Total Increase in Net Assets    2,122,919     1,568,882


 NET ASSETS AT BEGINNING OF PERIOD
      (427,355 and 366,049 shares outstanding, respectively)

                                        5,099,369      3,530,487

 NET ASSETS AT END OF PERIOD
      (468,040 and 427,355 shares outstanding, respectively)

                                       $7,222,288      $5,099,369

  The accompanying notes are an integral part of these financial statements.

                            KENILWORTH FUND, INC.
                             FINANCIAL HIGHLIGHTS

                               For the Years Ended December 31

                               1996    1995      1994      1993a
Selected Per-Share Data

 Net Asset Value,
    beginning of period........$11.93 $9.64     $10.31    $10.00

 Income from Investment Operations
    Net Investment Income......0.01    0.06b     0.06b     0.05
    Net Realized and Unrealized
     Gain (Loss) on Investments.3.51   2.64     (0.67)     0.31
               Total . . . . .  3.52   2.70     (0.61)     0.36

 Less Distributions
    From Net Investment Income.0.01    0.06      0.06      0.05
    From Net Realized Gains    0.01    0.35      0.00      0.00
               Total . . . . . 0.02    0.41      0.06      0.05

 Net Asset Value,
    end of period............. $15.43  $11.93    $9.64     $10.31

Total Return . . . . . . . . . 29.48%  28.03%    (5.95%)   7.16%c

Ratios and Supplemental Data
 Net Assets,
   end of period (in thousands)$7,222  $5,099    $3,530    $2,840
 Ratio of Net Expenses
   to Average Net Assets.......1.51%   1.69%b    1.70%b    0.52%
 Ratio of Net Investment Income
   to Average Net Assets . . . 0.06%   0.54%b    0.67%b    0.65%
 Portfolio Turnover Rate. . .  73.93%  82.17%    11.78%    0.00%
 Average Commissions Paid for
     Securities Purchased and
     Sold in 1996..............0.059
aJuly 1, 1993 (commencement of operations) to December 31, 1993.
bNet of reimbursement of expenses by Advisor.
cAnnualized.


The accompanying notes are an integral part of these financial statements.

                        NOTES TO FINANCIAL STATEMENTS
                              December 31, 1996


The Kenilworth Fund, Inc., (the "Fund") is registered under the
Investment Company Act of 1940 as a no-load, open-end, non-diversified management investment company.

1.  Summary of Significant Accounting Policies

a. The Fund is registered under the Investment Company Act of 1940 as a no-load, open-end, non-diversified management investment company. The Fund's objective is long-term capital appreciation which it seeks by investing primarily in a non-diversified portfolio of common stocks, preferred stocks, warrants to purchase common stocks, convertible bonds and fixed-income obligations of corporations and the United States government. Its books and records are maintained on the accrual basis. Securities are valued at their last sale price as reported on a securities exchange, or at their last bid price as applicable. Short term instruments are valued at cost which approximates market value. Cost amounts, as reported on the statement of net assets, are the same for federal income tax purposes. For the year ended December 31, 1996, purchases and sales of investment securities were $4,381,562 and $4,435,247 respectively.

b. Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.
Interest income is recorded on the accrual basis. Realized gains and losses from security transactions are reported on an identified cost basis.

c. Provision has not been made for federal income tax since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all its income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

d. As of December 31, 1996 there were 10,000,000 shares of capital stock authorized.

e. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Adviser and Investment Advisory Agreement and Transactions with Related Parties:
The Fund has signed two agreements with Institutional Portfolio Services, Ltd., ("IPS"), with whom certain officers of the Fund are affiliated. Under the terms of the first agreement (the investment advisory agreement) the Fund will pay IPS a monthly investment advisory fee at the annual rate of 1.0% of the daily net assets of the Fund. Under the terms of the second agreement (the administrative and management services agreement) the Fund will pay IPS a yearly administrative and management services fee of $20,000 per year payable on a quarterly basis. The advisory agreement requires the adviser to reimburse the Fund in the event that the expenses of the Fund in any fiscal year exceed 1.7%.

3.  Sources of Net Assets:

As of December 31, 1996, the sources of net assets were as
follows:
Fund shares issued and outstanding         $4,954,767
Unrealized Appreciation of Investments      2,267,521
Total                                      $7,222,288

Aggregate Net Unrealized Appreciation as of December 31, 1996 consisted of the following:

Aggregate gross unrealized appreciation:    $2,279,912
Aggregate gross unrealized deprecation:      (12,391)
Net unrealized appreciation:                $2,267,521

                    INDEPENDENT AUDITOR'S REPORT


To the Board of Directors and Shareholders of the Kenilworth Fund, Inc.
Chicago, Illinois

We have audited the accompanying statement of net assets of Kenilworth Fund, Inc. as of December 31, 1996, and the related statements of operations, changes in net assets, and financial highlights for the year ended December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities owned as of December 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Kenilworth Fund, Inc. as of December 31, 1996, the results of its operations, changes in its net assets, and financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                        /s/ McGladrey & Pullen, LLP

Chicago, Illinois
January 8, 1997

PAGE

                  REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of the Kenilworth Fund, Inc.

We have audited the statement of net assets of the Kenilworth Fund, Inc. as of December 31, 1995, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for the years ended December 31, 1995 and December 31, 1994 and the period ended December 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities owned as of December 31, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Kenilworth Fund, Inc. as of December 31, 1995, results of its operations for the year then ended, changes in its net assets for each of the two years then ended, and the financial highlights for each of the two years in the period ended December 31, 1995 and the period ended December 31, 1993 in conformity with generally accepted accounting principles.

/s/ CHECKERS, SIMON & ROSNER, LLP
Chicago, Illinois
January 15, 1996
PAGE

                           KENILWORTH FUND, INC.
                         One First National Plaza
                                Suite 2594
                         Chicago, Illinois  60603
                              (312) 236-5388





                                  PART C
                             OTHER INFORMATION


                             Table of Contents

Item 24.                 Financial Statements and Exhibits

Item 25.                 Persons Controlled by or Under Common
                         Control with Registrant

Item 26.                 Number of Holders of Securities

Item 27.                 Indemnification

Item 28.                 Business & Other Connections of
                         Investment Adviser

Item 29.                 Principal Underwriters

Item 30.                 Location of Accounts and Records

Item 31.                 Management Services

Item 32.                 Undertakings

Signatures

Item 24.                 (A)  Financial Statements:
Kenilworth Fund, Inc., Performance Graph, Cumulative
Total Returns, Average Annual Total Returns, Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes To Financial
Statements all dated December 31, 1996, and corresponding Auditor's Report are presented in Part B. Checkers, Simon & Rosner, LLP Report dated January 15, 1996 also appears in Part B.

The Auditors' Consents appear in Part C.

        CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

We consent to the use of our report dated January 8, 1997, on the financial statements of Kenilworth Fund, Inc. referred to therein, in Post-Effective Amendment No. 5 to the Registration
Statement on Form N-1A, File No. 811-7620, as filed with the
Securities and Exchange Commission.

                                   /s/McGladrey & Pullen, LLP
Chicago, Illinois
April 29, 1997

         CONSENT OF CHECKERS, SIMON & ROSNER LLP

   We have issued our report dated January 15, 1996, accompanying the financial statements of Kenilworth Fund, Inc., not contained in this Registration Statement on Post Effective Amendment No. 5 under Form N1-A. We consent to the use of the aforementioned report in the Registration Statement.

/s/Checkers, Simon & Rosner, LLP
Chicago, IL
April 29 1997

(B)  Exhibits:

1. Articles of Incorporation filed April 28, 1995 as Exhibit
(b)(1) to Post-Effective Amendment No. 2 to the Registration
Statement on Form N-1A, incorporated herein by reference;

2. By-laws filed April 28, 1995 as Exhibit (b)(2) to
Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, incorporated herein by reference;

3. Not applicable;

4. Not applicable;

5. Investment Advisory Agreement filed April 28, 1995 as Exhibit
(b)(5) to Post-Effective Amendment No. 2 to the Registration
Statement on Form N-1A, incorporated herein by reference;

6. Not applicable;

7. Not applicable;

8. Not applicable;

9. Administrative and Management Services Agreement filed April
29, 1997 as Exhibit 9 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A.

10.     Not applicable;

11.     Not applicable;

12.     Not applicable;

13.     Not applicable;

14.     Not applicable;

15.     Not applicable;

16.     Not applicable;

Item 25.  Persons Controlled by or Under Common Control with
Registrant: No persons are controlled by or under common control with the Fund.

   Item 26.  Number of Holders of Securities:  As of April 25,
1997 there were ninty-six (96) Fund shareholders of record.
The Fund has one class of stock outstanding.

Item 27. Indemnification of Directors and Officers: Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser:
Institutional Portfolio Services, Ltd., ("IPS") currently acts as investment adviser for corporations and pension plans and is registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, its S.E.C. number is: S.E.C. # 801-16292.

Item 29. Principal Underwriters: The Fund acts as its own underwriter.

Item 30. Location of Accounts and Records: All Fund records are held in the corporate headquarters, One First National Plaza, Suite 2594, Chicago, Illinois 60603.

Item 31. Management Services: Discussed in Parts A and B under section titled: "Administrative & Management Services".

Item 32. Undertakings: The Fund will undertake, if requested to do so by at least 10% of the Fund's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by section 16(c) of the Act.
  Signatures: Pursuant to the requirements of the Securities
Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago, and State of Illinois on
the    29th day of April, 1997    .


                                      Kenilworth Fund, Inc.


                                      By: /s/  Mohini C. Pai*
                                          Mohini C. Pai,
President

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature
                              TITLE

/s/  Mohini C. Pai*
Mohini C. Pai              President, Director April 29, 1997

/s/  B. Padmanabha Pai*
B. Padmanabha Pai       Vice-President, Director April 29, 1997


/s/  Savitri P. Pai*
Savitri P. Pai, Esq.Secretary/Treasurer, Director April 29, 1997

/s/  Kirtna Pai*
Kirtna Pai                  Interested Director April 29, 1997


/s/  Larry A. Sjaastad*
Dr. Larry A. Sjaastad   Non-Interested Director  April 29, 1997